Acquisition and sale of businesses and purchase of non-controlling interests - Sales of business narrative (Detail) £ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Dec. 20, 2018 GBP (£)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Net sales				£ 12,867	£ 12,163	£ 12,050
Operating profit				4,042	3,691	3,559
Profit after taxation				3,337	3,144	2,827
Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration				438
Portfolio of 19 brands | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration	£ 435	$ 550		£ 435
Net sales			£ 67		153	167
Operating profit			43		99	107
Profit after taxation			£ 34		£ 79	£ 85